First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
SENIOR LOANS (a) - 110.4%

Advertising - 1.8%
New Insight Holdings, Inc. (Research Now), Initial Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 8.84%, 12/20/2024	4,944,240	4,489,097
WH Borrower, LLC (aka WHP Global), Term Loan B - First Lien
(SOFR 1 Month + 5.50%, 0.50% Floor), 8.42%, 2/15/2027	2,992,500	2,865,319
		7,354,416
Aerospace & Defense - 1.6%
HDT Holdco, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.75%, 0.75% Floor), 9.42%, 7/8/2027‡	2,848,101	2,658,233
MAG DS Corp., Term Loan B - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 7.75%, 4/1/2027‡ (b)(c)	1,629,076	1,498,750
New Constellis Borrower LLC, Term B Loan - First Lien
(ICE LIBOR USD 1 Month + 7.50%, 1.00% Floor), 10.62%, 3/27/2024‡	2,949,748	2,458,128
		6,615,111
Agricultural & Farm Machinery - 0.3%
Hydrofarm Holdings Group, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 8.38%, 10/25/2028‡ (b)(c)	1,212,835	1,091,551

Air Freight & Logistics - 1.8%
AIT Worldwide Logistics, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.75%, 0.75% Floor), 7.04%, 3/30/2028 (c)	990,000	909,562
LaserShip, Inc., Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 7.50%, 0.75% Floor), 10.38%, 4/30/2029‡	4,000,000	3,120,000
Omni Intermediate Holdings, LLC (Omni Logistics), Term Loan 2021 - First Lien
(SOFR 3 Month + 5.00%, 1.00% Floor), 8.69%, 12/30/2026‡ (b)(c)	3,280,493	3,231,286
		7,260,848
Airlines - 1.7%
AAdvantage Loyalty IP Ltd., Initial Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.75%, 0.75% Floor), 7.46%, 4/20/2028	1,200,000	1,165,800
American Airlines, 2017 Class B Term Loan - First Lien
(ICE LIBOR USD 1 Month + 2.00%), 12/14/2023 (d)	6,000,000	5,940,000
		7,105,800
Alternative Carriers - 0.9%
Zayo Group Holdings, Inc., 2022 Incremental Term Loan - First Lien
(SOFR 1 Month + 4.25%), 7.28%, 3/9/2027	4,134,957	3,614,470

Apparel, Accessories & Luxury Goods - 0.9%
Outerstuff LLC, Closing Date Loan - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 8.67%, 12/31/2023‡	4,115,421	3,710,751

Application Software - 6.9%
Apex Analytix, Inc. (Montana Buyer, Inc.), Term Loan - First Lien
(SOFR 1 Month + 5.75%, 0.75% Floor), 8.06%, 7/22/2029‡ (b)(e)	2,695,652	2,641,739
AppHub, Term Loan - First Lien
(SOFR 6 Month + 5.75%, 1.00% Floor), 10.01%, 9/29/2028‡ (b)(c)(e)	2,675,011	2,634,886
CDK Global, Inc. (Central Parent, Inc.), Term Loan B - First Lien
(SOFR 3 Month + 4.50%, 0.50% Floor), 6.67%, 7/6/2029	5,000,000	4,828,425
Certify, Inc., Fourth Amendment Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 8.02%, 2/28/2024‡ (b)(e)	400,000	400,000

See Notes to Consolidated Schedule of Investments.	(Continued)

1

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Certify, Inc., Fourth Amendment Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.50%, 1.00% Floor), 8.02%, 2/28/2024‡ (b)(c)(e)	1,000,000	1,000,000
Great Dane Merger Sub, Inc. (CommerceHub), Term Loan B2 - Second Lien
(ICE LIBOR USD 3 Month + 7.00%, 0.75% Floor), 10.12%, 12/2/2028	5,000,000	4,012,500
Helios Software Holdings, Inc. (ION Corporates), Term Loan B - First Lien
(SOFR 3 Month + 3.75%), 7.45%, 3/5/2028	1,000,000	948,755
PDFTron Systems, Inc., 2022-1 Incremental Term Loan - First Lien
(SOFR 1 Month + 5.50%, 1.00% Floor), 8.56%, 7/15/2027‡ (b)(c)(e)	3,491,250	3,430,153
PDFTron Systems, Inc., July 2021 Delayed Draw - First Lien
(SOFR 3 Month + 5.50%, 1.00% Floor), 8.56%, 7/15/2027‡ (b)(c)(e)	357,991	351,726
PDFTron Systems, Inc., July 2021 Term Loan - First Lien
(SOFR 1 Month + 5.50%, 1.00% Floor), 8.56%, 7/15/2027‡ (b)(c)(e)	1,113,863	1,094,370
Precisely (Pearl Debt Merger Sub 1, Inc.), 2021 Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.00%, 0.75% Floor), 6.78%, 4/24/2028	1,994,962	1,762,220
Rocket Software, Inc., Term Loan - First Lien
(ICE LIBOR USD 1 Month + 4.25%), 7.37%, 11/28/2025	994,845	953,888
TMA Buyer, LLC, Delayed Draw - First Lien
(SOFR 3 Month + 6.25%, 1.00% Floor), 9.38%, 9/30/2027‡ (b)(e)	147,826	145,240
TMA Buyer, LLC, Term Loan - First Lien
(SOFR 3 Month + 6.25%, 1.00% Floor), 8.87%, 9/30/2027‡ (b)(c)(e)	1,245,283	1,223,490
Veracode (Mitnick Corporate Purchaser, Inc.), Term Loan - First Lien
(SOFR 3 Month + 4.75%, 0.50% Floor), 7.39%, 5/2/2029	3,000,000	2,838,750
		28,266,142
Asset Management & Custody Banks - 2.0%
Doxa Insurance Holdings LLC, Second Amendment Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.25%, 1.00% Floor), 9.92%, 12/4/2026‡ (b)(c)(e)	2,892,932	2,835,073
Oak Point Partners, LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.25%, 1.00% Floor), 7.78%, 12/1/2027‡ (b)(c)(e)	2,801,289	2,773,276
Orion Group Holdco, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 Month + 5.50%, 1.00% Floor), 8.51%, 3/19/2027‡ (b)(e)	598,291	586,325
Orion Group Holdco, LLC, First Amendment Incremental Loan - First Lien
(SOFR 6 Month + 5.50%, 1.00% Floor), 8.51%, 3/19/2027‡ (b)(c)(e)	2,186,686	2,142,952
		8,337,626
Auto Parts & Equipment - 0.7%
Power Stop, LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.75%, 0.50% Floor), 7.82%, 1/24/2029‡	3,980,000	3,004,900

Brewers - 0.4%
City Brewing Company, LLC, Term Loan B - First Lien
(ICE LIBOR USD 1 Month + 3.50%, 0.75% Floor), 6.18%, 3/31/2028	1,989,950	1,568,747

Broadcasting - 1.1%
A-L Parent LLC (Learfield), Initial Term Loans - First Lien
(ICE LIBOR USD 1 Month + 3.25%, 1.00% Floor), 6.37%, 12/1/2023	1,979,003	1,638,861
Allen Media, LLC, Initial Term Loan (2021) - First Lien
(SOFR 3 Month + 5.50%), 9.20%, 2/10/2027	1,989,794	1,728,634
Univision Communications, Inc., Term Loan - First Lien
(SOFR 3 Month + 4.25%, 0.50% Floor), 7.79%, 6/24/2029	1,000,000	977,500
		4,344,995

See Notes to Consolidated Schedule of Investments.	(Continued)

2

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Casinos & Gaming - 2.3%
888 Acquisitions Limited, Term Loan B - First Lien
(PRIME 3 Month + 4.25%), 8.53%, 6/30/2028‡	1,000,000	868,335
Golden Nugget, Inc., Term Loan - First Lien
(SOFR 1 Month + 4.00%, 0.50% Floor), 6.46%, 1/27/2029	1,990,000	1,851,735
J&J Ventures Gaming, LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.00%, 0.75% Floor), 7.67%, 4/7/2028	1,989,950	1,895,437
Jack Ohio Finance (Jack Entertainment), Initial Term Loan - First Lien
(ICE LIBOR USD 1 Month + 4.75%, 0.75% Floor), 7.87%, 10/4/2028‡	4,966,922	4,855,166
		9,470,673
Commercial Printing - 0.6%
Astra Acquisition Corp. Term B Loan - First Lien
(ICE LIBOR USD 1 Month + 5.25%, 0.50% Floor), 8.37%, 10/25/2028 (c)	2,971,403	2,540,549

Commodity Chemicals - 1.1%
A&A Global Imports, LLC, Revolving Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 7.00%, 6/1/2026‡ (b)(e)	8,932	8,843
A&A Global Imports, LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.00%, 1.00% Floor), 9.12%, 6/1/2026‡ (b)(c)(e)	1,766,422	1,748,758
USALCO, LLC, Term Loan A - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 9.67%, 10/19/2027‡ (b)(c)(e)	2,977,500	2,932,837
		4,690,438
Communications Equipment - 1.1%
SonicWALL, Inc., Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 7.50%), 10.48%, 5/18/2026	4,640,000	4,352,320

Construction Materials - 1.6%
Foley Products Co LLC, Initial Term Loan - First Lien
(SOFR 3 Month + 4.75%, 0.50% Floor), 8.45%, 12/29/2028	4,974,559	4,750,704
Smyrna Ready Mix Concrete LLC, Term Loan - First Lien
(SOFR 1 Month + 4.25%, 0.50% Floor), 7.38%, 3/23/2029	1,995,000	1,910,213
		6,660,917
Construction & Engineering - 1.3%
Amentum Government Services Holdings LLC (AECOM Technology Corp), Tranche 2 Term Loan - Second Lien
(SOFR 3 Month + 7.50%, 0.75% Floor), 10.86%, 2/15/2030‡	2,000,000	1,850,000
Amentum Government Services Holdings LLC (AECOM Technology Corp), Tranche 3 Term Loan - First Lien
(SOFR 6 Month + 4.00% + 0.35% CSA, 0.50% Floor), 7.56%, 2/15/2029‡	1,995,000	1,910,213
TriStrux, LLC, Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 9.67%, 12/23/2026‡ (b)(e)	321,748	313,704
TriStrux, LLC, Revolver - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 9.67%, 12/23/2026‡ (b)(e)	163,555	159,466
TriStrux, LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 8.25%, 12/23/2026‡ (b)(c)(e)	919,582	896,593
		5,129,976
Consumer Finance - 1.0%
NAC Holding Corporation (National Auto Care/Jaguar), 2021 Delayed Draw Term Loan - First Lien
(SOFR 3 Month + 5.50%, 1.00% Floor), 8.23%, 9/28/2024‡ (b)(c)(e)	991,050	988,573
NAC Holding Corporation (National Auto Care/Jaguar), DDTL D - First Lien
(SOFR 3 Month + 5.50%, 1.00% Floor), 8.60%, 9/28/2023‡ (b)(e)	115,909	115,619

See Notes to Consolidated Schedule of Investments.	(Continued)

3

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
NAC Holding Corporation (National Auto Care/Jaguar), Term Loan - First Lien
(SOFR 3 Month + 5.50%, 1.00% Floor), 8.23%, 9/28/2024‡ (b)(c)(e)	1,908,337	1,903,566
Riveron Acquisition Holdings, Inc., 5th Amendment Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.75%, 1.00% Floor), 8.00%, 5/22/2025‡ (b)(c)(e)	400,088	400,088
Riveron Acquisition Holdings, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.75%, 1.00% Floor), 9.42%, 5/22/2025‡ (b)(c)(e)	504,039	504,039
		3,911,885
Distributors - 0.8%
Highline Aftermarket Acquisition, LLC, Initial Term Loan - First Lien
(ICE LIBOR USD 1 Month + 4.50%, 0.75% Floor), 7.62%, 11/9/2027	944,976	848,116
Project Castle, Inc. (Material Handling Systems Inc/MHS/Deliver Buyer), Term Loan B - First Lien
(SOFR 3 Month + 5.50%, 0.50% Floor), 7.74%, 6/1/2029 (c)	3,000,000	2,557,500
		3,405,616
Diversified Capital Markets - 0.4%
Reich & Tang Deposits Network, Term Loan - First Lien
(SOFR 3 Month + 5.50%, 1.00% Floor), 7.75%, 10/27/2027‡ (b)(c)(e)	928,667	914,737
Reich & Tang Deposits Network, Term Loan B - First Lien
(SOFR 3 Month + 5.50%), 8.62%, 10/27/2027‡ (b)(c)(e)	650,543	640,785
		1,555,522
Diversified Chemicals - 0.5%
AgroFresh, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.25%, 1.00% Floor), 9.37%, 12/31/2024 (c)	1,896,468	1,865,650

Diversified Metals & Mining - 0.8%
Form Technologies (Dynacast), Term Loan (2/21 New Money Last Out) - First Lien
(ICE LIBOR USD 3 Month + 9.00%, 1.00% Floor), 11.98%, 10/22/2025‡ (c)	287,853	250,433
Form Technologies (Dynacast), Term Loan B (2/21 First Out) - First Lien
(ICE LIBOR USD 3 Month + 4.50%, 1.00% Floor), 7.48%, 7/22/2025 (c)	327,617	289,941
Prince International Corporation (PMHC II, Inc.), Term Loan B - First Lien
(SOFR 3 Month + 4.25%, 0.50% Floor), 6.98%, 4/21/2029	3,166,325	2,569,679
		3,110,053
Diversified Support Services - 1.6%
Archer Systems, LLC, Revolver - First Lien
(SOFR 3 Month + 6.50%, 1.00% Floor), 10.06%, 8/11/2027‡ (b)(e)	75,000	74,063
Archer Systems, LLC, Term Loan - First Lien
(SOFR 3 Month + 6.50%, 1.00% Floor), 8.91%, 8/11/2027‡ (b)(c)(e)	6,333,333	6,254,166
		6,328,229
Education Services - 0.7%
American Public Education, Term Loan B - First Lien
(ICE LIBOR USD 1 Month + 5.50%, 0.75% Floor), 8.02%, 9/1/2027‡	2,924,051	2,777,848

Electronic Equipment & Instruments - 0.9%
VeriFone Systems, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.00%), 7.00%, 8/20/2025	4,036,426	3,639,101

Electronic Manufacturing Services - 1.0%
Creation Technologies, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 0.50% Floor), 7.79%, 10/5/2028‡	249,375	208,228
Natel Engineering Co, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.25%, 1.00% Floor), 10.42%, 4/30/2026‡ (c)	3,955,261	3,678,393
		3,886,621

See Notes to Consolidated Schedule of Investments.	(Continued)

4

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Environmental & Facilities Services - 0.8%
Belfor Holdings, Inc., Term Loan B - First Lien
(SOFR 1 Month + 4.25%, 0.50% Floor), 7.28%, 4/6/2026‡	1,994,911	1,964,987
OWL Landfill Services, LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.75%, 1.00% Floor), 8.87%, 6/30/2026‡ (b)(e)	1,394,118	1,376,692
		3,341,679
Health Care - 0.7%
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan - First Lien
(ICE LIBOR USD 3 Month, 1.00% Floor), 9.67%, 9/29/2028‡ (b)(c)(e)	2,951,076	2,906,810

Health Care Facilities - 0.7%
ConvenientMD (CMD Intermediate Holdings, Inc.), Initial Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 8.67%, 6/9/2027‡ (b)(c)(e)	1,732,500	1,732,500
Quorum Health Resources (QHR), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.75%, 1.00% Floor), 8.82%, 5/28/2027‡ (b)(c)(e)	1,065,169	1,054,517
		2,787,017
Health Care Services - 9.9%
Accelerated Health Services LLC (Athletico), Term Loan B - First Lien
(SOFR 3 Month + 4.25% + 0.15% CSA, 0.50% Floor), 7.95%, 2/15/2029 (c)	1,995,000	1,796,747
Anne Arundel Dermatology Management, LLC, DDTL A - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 8.92%, 10/16/2025‡ (b)(c)(e)	115,505	113,195
Anne Arundel Dermatology Management, LLC, DDTL B - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 8.92%, 10/16/2025‡ (b)(c)(e)	195,651	191,738
Anne Arundel Dermatology Management, LLC, DDTL C - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 7.06%, 10/16/2025‡ (b)(e)	12,680	12,426
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 8.92%, 10/16/2025‡ (b)(c)(e)	1,906,069	1,867,948
Boston Clincial Trials LLC (Alcanza Clinical Research), Incremental Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%), 7.50%, 12/15/2027‡ (b)(c)(e)	3,682,891	3,646,062
Boston Clincial Trials LLC (Alcanza Clinical Research), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 7.50%, 12/21/2027‡ (b)(c)(e)	749,063	741,572
CC Amulet Management, LLC (Children's Choice), 2021 Revolver - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 7.63%, 9/1/2026‡ (b)(e)	34,857	34,160
CC Amulet Management, LLC (Children's Choice), 2021 Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.00%, 1.00% Floor), 7.63%, 8/31/2027‡ (b)(c)(e)	1,701,101	1,667,079
Civitas Solutions, Inc. (National Mentor Holding), Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 7.25%, 0.75% Floor), 10.93%, 3/2/2029‡	5,000,000	3,662,500
Community Based Care Acquisition, Inc., Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 7.64%, 9/16/2027‡ (b)(c)(e)	865,859	857,200

See Notes to Consolidated Schedule of Investments.	(Continued)

5

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Community Based Care Acquisition, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 7.50%, 9/16/2027‡ (b)(c)(e)	2,251,280	2,228,768
Dermatology Intermediate Holdings III, Inc. (Forefront), Delayed Draw - First Lien
(SOFR 3 Month + 4.25%, 0.50% Floor), 6.85%, 4/2/2029‡	133,325	127,325
Dermatology Intermediate Holdings III, Inc. (Forefront), Term Loan - First Lien
(SOFR 1 Month + 4.25%, 0.50% Floor), 6.85%, 4/2/2029‡	1,680,827	1,605,190
Endo1 Partners, Delayed Draw - First Lien
(SOFR 3 Month + 5.00%, 1.00% Floor), 8.28%, 3/24/2026‡ (b)(c)(e)	1,995,211	1,965,283
Epic Staffing Group (Cirrus) (Tempus), Term Loan - First Lien
(SOFR 1 Month + 6.00%, 0.50% Floor), 9.03%, 6/28/2029‡ (b)	3,294,070	3,145,837
IPM MSO Management, LLC, Delayed Draw Term Loan - First Lien
(SOFR 3 Month + 6.50%, 1.00% Floor), 8.58%, 6/17/2026‡ (b)(c)(e)	100,506	100,506
IPM MSO Management, LLC, Initial Term Loan - First Lien
(SOFR 3 Month + 6.50%, 1.00% Floor), 10.21%, 6/17/2026‡ (b)(c)(e)	838,179	838,179
IPM MSO Management, LLC, Second Amendment Term Loan - First Lien
(SOFR 3 Month + 6.50%), 8.61%, 6/17/2026‡ (b)(c)(e)	230,141	230,141
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.25%, 1.00% Floor), 8.37%, 12/6/2027‡ (b)(c)(e)	1,747,663	1,725,817
Lighthouse Lab Services (LMSI Buyer, LLC), Revolver - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 6.00%, 10/25/2027‡ (b)(e)	223,152	220,921
Lighthouse Lab Services (LMSI Buyer, LLC), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 8.67%, 10/25/2027‡ (b)(c)(e)	1,951,545	1,932,029
NAPA Management Services Corp, Term Loan - First Lien
(SOFR 1 Month + 5.25%, 0.75% Floor), 8.43%, 2/23/2029 (c)	3,980,000	3,591,950
NSM Top Holdings Corp (National Seating & Mobility, Inc.), Term Loan - First Lien
(SOFR 1 Month + 5.25%), 7.77%, 11/16/2026‡	3,984,642	3,626,024
Point Quest Acquisition LLC, Revolver - First Lien
(SOFR 6 Month + 6.00%, 1.00% Floor), 9.78%, 8/14/2028‡ (b)(e)	261,905	257,976
Point Quest Acquisition LLC, Term Loan - First Lien
(SOFR 3 Month + 6.00%, 1.00% Floor), 8.89%, 8/14/2028‡ (b)(c)(e)	2,357,143	2,321,786
Women's Care Holdings, Inc., Term Loan B - Second Lien
(ICE LIBOR USD 3 Month + 8.25%, 0.75% Floor), 11.62%, 1/14/2029‡ (c)	2,179,247	2,040,320
		40,548,679
Health Care Supplies - 0.9%
Lifescan Global Corporation, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%), 8.29%, 10/1/2024 (c)	4,371,838	3,557,583

Health Care Technology - 2.2%
AG Parent Holdings LLC (ArisGlobal), Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.00%), 8.12%, 7/31/2026‡ (c)	4,974,425	4,822,083
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 3.75%, 1.00% Floor), 6.87%, 2/16/2024	2,860,104	2,547,867

See Notes to Consolidated Schedule of Investments.	(Continued)

6

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
nThrive, Inc. (fka Precyse Acquisition Corp.), Term Loan - Second Lien
(ICE LIBOR USD 1 Month + 6.75%, 0.50% Floor), 9.87%, 12/17/2029	2,000,000	1,727,500
		9,097,450
Heavy Electrical Equipment - 0.7%
Arcline FM Holding, LLC (Fairbanks), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.75%, 0.75% Floor), 7.00%, 6/23/2028‡	2,970,000	2,769,525

Home Furnishings - 0.3%
Serta Simmons Bedding, LLC, Second Out Priority Term Loan - First Lien
(ICE LIBOR USD 1 Month + 7.50%, 1.00% Floor), 8/10/2023 (d)	1,915,171	1,024,616

Hotels, Resorts & Cruise Lines - 3.7%
Alpine X, Delayed Draw Term Loan - First Lien
(SOFR 3 Month + 6.00%, 1.00% Floor), 9.60%, 12/27/2027‡ (b)(e)	608,762	602,674
Alpine X, Revolver - First Lien
(SOFR 3 Month + 6.00%, 1.00% Floor), 8.07%, 12/27/2027‡ (b)(e)	160,876	159,267
Alpine X, Second Amendment Incremental Term Loan 2022 - First Lien
(SOFR 3 Month + 6.00%, 1.00% Floor), 9.60%, 12/27/2027‡ (b)(c)(e)	1,000,000	990,000
Alpine X, Term Loan - First Lien
(SOFR 3 Month + 6.00%, 1.00% Floor), 8.00%, 12/27/2027‡ (b)(c)(e)	948,119	938,638
AP Gaming I LLC (American Gaming Systems), Term Loan (2/22) - First Lien
(SOFR 3 Month + 4.00% + 0.10% CSA, 0.75% Floor), 7.13%, 2/15/2029 (c)	3,980,000	3,830,750
Mileage Plus Holdings, Inc., Term Loan B - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 8.78%, 6/26/2027	3,921,577	3,948,891
Stats, LLC (Peak Jersey Holdco Ltd), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%), 8.19%, 7/10/2026 (c)	4,974,425	4,704,960
		15,175,180
Household Products - 0.5%
Lash Opco LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 7.00%, 1.00% Floor), 11.78%, 3/18/2026‡ (b)(c)(e)	1,908,718	1,899,175

Human Resource & Employment Services - 1.5%
Addison Group (AG Group Holdings, Inc.), Term Loan B - First Lien
(SOFR 3 Month + 4.00%, 0.50% Floor), 7.03%, 12/29/2028	3,980,000	3,890,450
Danforth Buyer, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 8.92%, 12/9/2027‡ (b)(c)(e)	1,516,319	1,493,575
Skillsoft Corp., Term Loan - First Lien
(SOFR 1 Month + 5.25%, 0.75% Floor), 7.96%, 7/14/2028	945,846	812,009
		6,196,034
Industrial Machinery - 1.3%
Engineered Machinery Holdings, Inc. (WP Deluxe Merger Sub, Inc. (Duravant)), Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 6.50%, 0.75% Floor), 10.17%, 5/21/2029‡	500,000	476,563
Restaurant Technologies, Inc. (Eagle Parent Corp.), Term Loan B - First Lien
(SOFR 3 Month + 4.25%, 0.50% Floor), 7.80%, 4/2/2029	2,218,858	2,164,307
SPX Flow, Inc., Term Loan B - First Lien
(SOFR 1 Month + 4.50%, 0.50% Floor), 7.63%, 3/18/2029	3,000,000	2,786,250
		5,427,120
Insurance Brokers - 2.1%
Newcleus, LLC, Delayed Draw - First Lien
(ICE LIBOR USD 3 Month + 5.75%, 1.00% Floor), 9.42%, 8/2/2026‡ (b)(e)	31,638	31,085

See Notes to Consolidated Schedule of Investments.	(Continued)

7

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Newcleus, LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.75%, 1.00% Floor), 9.42%, 8/2/2026‡ (b)(c)(e)	1,174,576	1,154,021
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 3 Incremental Term Loans - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 8.88%, 12/2/2025‡ (b)(c)(e)	1,980,000	1,980,000
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Delayed Draw Term Loans - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 8.88%, 12/2/2025‡ (b)(c)(e)	778,196	778,196
Portfolio Holding, Inc. (Turbo Buyer / PGM), Amendment No. 4 Incremental Term Loans - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 8.88%, 12/2/2025‡ (b)(c)(e)	1,161,676	1,161,676
Socius Insurance Services, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 1.00% Floor), 8.64%, 6/30/2027‡ (b)(c)(e)	1,215,789	1,203,632
Tricor, LLC, Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 7.56%, 10/22/2026‡ (b)(e)	239,323	235,135
Tricor, LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.25%, 1.00% Floor), 7.81%, 10/22/2026‡ (b)(c)(e)	1,924,257	1,890,583
		8,434,328
Interactive Media & Services - 1.3%
Ingenio LLC, First Amendment Term Loan - First Lien
(ICE LIBOR USD 1 Month + 7.15%, 1.00% Floor), 10.10%, 8/3/2026‡ (b)(c)(e)	4,189,500	4,105,710
Ingenio LLC, Term Loan 2021 - First Lien
(ICE LIBOR USD 1 Month + 7.15%, 1.00% Floor), 10.10%, 8/3/2026‡ (b)(c)(e)	1,340,249	1,313,444
		5,419,154
Internet & Direct Marketing Retail - 2.5%
Delivery Hero SE, Term Loan B - First Lien
(SOFR 3 Month + 5.75%, 0.50% Floor), 8/12/2027 (b)(d)	3,990,000	3,805,462
Kobra International, LTD. (d/b/a Nicole Miller), Term Loan - First Lien
(ICE LIBOR USD 1 Month + 7.00%, 1.00% Floor), 9.56%, 5/17/2025‡ (b)(e)	3,076,923	3,030,769
Shutterfly, Inc., 2021 Refinancing Term B Loan - First Lien
(ICE LIBOR USD 3 Month + 5.00%, 0.75% Floor), 7.25%, 9/25/2026	990,000	626,705
Sweetwater Borrower LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 4.25%, 0.75% Floor), 7.38%, 8/7/2028	2,816,306	2,576,920
		10,039,856
Internet Services & Infrastructure - 0.6%
Technology Partners, LLC (Imagine Software), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 8.42%, 11/16/2027‡ (b)(c)(e)	2,322,114	2,264,061

IT Consulting & Other Services - 5.5%
Alpine SG, LLC (ASG), April 2022 Term Loan - First Lien
(SOFR 1 Month + 6.00%, 1.00% Floor), 8.59%, 11/5/2027‡ (b)(c)(e)	842,649	827,903
Alpine SG, LLC (ASG), Initial Term Loan Commitment - First Lien
(SOFR 3 Month + 6.00%, 1.00% Floor), 9.13%, 11/5/2027‡ (b)(c)(e)	1,607,041	1,578,918
Alpine SG, LLC (ASG), November 2021 Term Loan - First Lien
(SOFR 3 Month + 6.00%, 1.00% Floor), 8.20%, 11/5/2027‡ (b)(c)(e)	2,500,000	2,456,250

See Notes to Consolidated Schedule of Investments.	(Continued)

8

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Asurion, LLC, Term Loan B3 - Second Lien
(ICE LIBOR USD 1 Month + 5.25%), 7.77%, 1/29/2028	3,000,000	2,276,250
Automated Control Concepts, Inc., Revolver - First Lien
(ICE LIBOR USD 3 Month + 6.50%, 1.00% Floor), 7.50%, 10/22/2026‡ (b)(e)	104,167	102,083
Automated Control Concepts, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.50%, 1.00% Floor), 7.06%, 10/22/2026‡ (b)(c)(e)	2,287,995	2,242,235
Eliassen Group, LLC, 2022 Delayed Draw Term Loan - First Lien
(SOFR 3 Month + 5.75%, 0.75% Floor), 9.13%, 4/14/2028‡ (b)(e)	83,333	82,083
Eliassen Group, LLC, 2022 Term Loan - First Lien
(SOFR 3 Month + 5.75%, 0.75% Floor), 9.30%, 4/14/2028‡ (b)(c)(e)	2,444,444	2,407,778
MarkLogic Corporation, Incremental Delayed Draw Term Loan - First Lien
(SOFR 3 Month + 6.50%, 1.00% Floor), 9.32%, 10/20/2025‡ (b)(e)	291,849	291,849
MarkLogic Corporation, Incremental Term Loan - First Lien
(SOFR 3 Month + 6.50%, 1.00% Floor), 9.34%, 10/20/2025‡ (b)(c)(e)	435,579	435,579
MarkLogic Corporation, Term Loan - First Lien
(SOFR 3 Month + 6.50%, 1.00% Floor), 9.34%, 10/20/2025‡ (b)(c)(e)	2,743,990	2,743,990
Marlin DTC - LS Midco 2, LLC (Clarus Commerce, LLC), 2A TL - First Lien
(ICE LIBOR USD 1 Month + 6.50%, 1.00% Floor), 9.02%, 7/1/2025‡ (b)(c)(e)	1,524,327	1,524,327
Park Place Technologies, LLC, Closing Date Term Loan - First Lien
(SOFR 1 Month + 5.00%, 1.00% Floor), 8.13%, 11/10/2027 (c)	5,216,991	4,964,854
Veregy Consolidated, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 8.81%, 11/3/2027‡ (c)	491,250	467,916
		22,402,015
Leisure Facilities - 0.8%
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien
(SOFR 3 Month + 6.00%), 9.12%, 7/25/2028‡ (b)(e)	93,783	92,376
Bandon Fitness Texas, Inc., Initial Term Loan - First Lien
(SOFR 3 Month + 6.00%), 8.68%, 7/25/2028‡ (b)(c)(e)	2,942,949	2,898,804
Bandon Fitness Texas, Inc., Revolver - First Lien
(SOFR 3 Month + 6.00%, 1.00% Floor), 9.36%, 7/25/2028‡ (b)(e)	102,181	100,649
		3,091,829
Leisure Products - 0.8%
Abe Investment Holdings, Inc. (Getty Images, Inc.), Initial Dollar Term Loan - First Lien
(ICE LIBOR USD 3 Month + 4.50%), 7.63%, 2/19/2026	3,466,640	3,448,059

Life Sciences Tools & Services - 0.6%
Sequoia Consulting Group, LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 7.54%, 12/17/2026‡ (b)(c)(e)	2,348,852	2,325,364

Managed Health Care - 0.5%
Lighthouse Behavioral Health Solutions, Delayed Draw Term Loan - First Lien
(SOFR 3 Month + 5.75%, 1.00% Floor), 8.33%, 3/28/2028‡ (b)(e)	316,794	312,042
Lighthouse Behavioral Health Solutions, Revolver - First Lien
(SOFR 3 Month + 5.75%, 1.00% Floor), 8.33%, 3/28/2028‡ (b)(e)	305,344	300,764
Lighthouse Behavioral Health Solutions, Term Loan - First Lien
(SOFR 3 Month + 5.75%, 1.00% Floor), 8.00%, 3/28/2028‡ (b)(c)(e)	1,522,901	1,500,057
		2,112,863

See Notes to Consolidated Schedule of Investments.	(Continued)

9

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Marine Ports & Services - 0.2%
Limetree Bay Terminals, LLC (Limetree Bay Financing, LLC), Incremental Term Loan - First Lien
(SOFR 3 Month + 4.00% + 0.26% CSA, 1.00% Floor), 7.81%, 2/15/2024 (f)	1,109,763	764,449

Metal & Glass Containers - 0.4%
Pretium Packaging Holdings, Inc., Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 6.75%, 0.50% Floor), 10.21%, 10/1/2029‡	1,963,091	1,678,443

Movies & Entertainment - 1.1%
WildBrain Ltd. (DHX Media), Term Loan - B - First Lien
(ICE LIBOR USD 1 Month + 4.25%, 0.75% Floor), 7.37%, 3/24/2028 (c)	4,962,217	4,577,645

Multi-Sector Holdings - 1.1%
Auxey Bidco Ltd. (Alexander Mann Solutions), Term B - First Lien
(ICE LIBOR USD 3 Month + 5.00%), 7.25%, 6/16/2025 (b)	4,562,500	4,374,297

Packaged Foods & Meats - 1.7%
Alpine US Bidco LLC (Aryzta North America) (Aspire Bakeries), Initial Term Loan - First Lien
(ICE LIBOR USD 1 Month + 5.25%, 0.75% Floor), 7.93%, 5/3/2028‡	1,704,588	1,619,359
Bengal Debt Sub Merger LLC (Tropicana, Naked Juice), Term Loan - First Lien
(SOFR 3 Month + 3.25% + 0.10% CSA, 0.50% Floor), 6.90%, 1/19/2029	997,500	918,807
Bengal Debt Sub Merger LLC (Tropicana, Naked Juice), Term Loan - Second Lien
(SOFR 3 Month + 6.00%, 0.50% Floor), 9.65%, 1/18/2030	4,915,863	4,516,449
		7,054,615
Paper Packaging - 0.8%
Advanced Web Technologies (AWT), Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.00%, 1.00% Floor), 8.99%, 12/17/2026‡ (b)(c)(e)	314,111	314,111
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 8.99%, 12/17/2026‡ (b)(e)	332,500	332,500
Advanced Web Technologies (AWT), Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.00%, 1.00% Floor), 8.99%, 12/17/2026‡ (b)(c)(e)	796,652	796,652
Golden West Packaging Group LLC, Term Loan B Senior Secured - First Lien
(ICE LIBOR USD 1 Month + 5.25%, 0.75% Floor), 8.37%, 12/1/2027‡ (b)	1,975,000	1,913,281
		3,356,544
Paper Products - 1.2%
R-Pac International Corp (Project Radio), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 0.75% Floor), 9.67%, 12/29/2027‡ (b)(e)	4,975,000	4,875,500

Personal Products - 3.0%
ASP MSG Acquisition Co, Inc. (Milk Specialities), Initial Term Loan (2021) - First Lien
(ICE LIBOR USD 3 Month + 4.00%, 1.00% Floor), 8/15/2025 (c)(d)	2,989,924	2,929,588
ASP MSG Acquisition Co, Inc. (Milk Specialities), Term Loan - Second Lien
(ICE LIBOR USD 3 Month + 7.50%, 0.75% Floor), 9.75%, 2/16/2026‡ (b)(c)	3,000,000	3,015,000
Olaplex, Inc., Term Loan B - First Lien
(SOFR 3 Month + 3.75%, 0.50% Floor), 6.39%, 2/23/2029‡ (c)	1,990,000	1,925,325
Osmosis Buyer Limited, Delayed Draw Term Loan - First Lien
(SOFR 3 Month + 4.00%, 0.50% Floor), 7/31/2028 (d)	370,370	345,487
Osmosis Buyer Limited, Term Loan B - First Lien
(SOFR 3 Month + 4.00%, 0.50% Floor), 7/31/2028 (d)	1,629,630	1,520,143
Revlon Consumer Products Corporation, New SISO Term Loans - Second Lien
(ICE LIBOR USD 3 Month + 5.75%, 1.75% Floor), 7.50%, 5/7/2024‡ (e)	2,500,000	2,500,000
		12,235,543

See Notes to Consolidated Schedule of Investments.	(Continued)

10

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Pharmaceuticals - 2.2%
Alvogen Pharma US, Inc., Extended TL - First Lien
(SOFR 3 Month + 7.50%, 1.00% Floor), 9.75%, 6/30/2025‡	3,859,727	3,377,261
ANI Pharmaceuticals, Inc., Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.00%, 0.75% Floor), 9.12%, 11/19/2027	5,179,457	4,938,612
Carestream Health, Inc. (aka Onex), 2023 Extended Term Loan - First Lien
(ICE LIBOR USD 3 Month + 7.25%, 1.00% Floor), 9.50%, 5/8/2023‡ (c)	910,250	813,158
		9,129,031
Real Estate Services - 1.8%
Avison Young Canada, Inc., Term Loan - First Lien
(SOFR 3 Month + 5.75%), 8.90%, 1/31/2026 (c)	2,956,489	2,764,317
Avison Young Canada, Inc., Term Loan - First Lien
(SOFR 3 Month + 7.00%), 9.49%, 1/31/2026‡	2,000,000	1,920,000
Hudson's Bay Company ULC, Last Out Term Loan - Second Lien
(ICE LIBOR USD 1 Month + 7.33%), 10.14%, 9/30/2026‡ (b)(c)(e)	2,838,086	2,838,086
		7,522,403
Research & Consulting Services - 2.9%
Axiom Global, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 1 Month + 4.75%, 0.75% Floor), 7.51%, 10/1/2026‡ (b)(c)	2,969,466	2,869,246
Camin Cargo Control, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.50%, 1.00% Floor), 9.62%, 6/4/2026‡ (b)	715,201	690,169
Evergreen Services Group II LLC (Cedar/Pine), Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 9.65%, 6/11/2027‡ (b)(e)	295,684	292,727
Evergreen Services Group II LLC (Cedar/Pine), Incremental Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 9.65%, 6/11/2027‡ (b)(c)(e)	1,995,000	1,975,050
Evergreen Services Group II LLC (Cedar/Pine), Initial Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.00%, 1.00% Floor), 9.65%, 6/11/2027‡ (b)(c)(e)	674,125	667,383
Teneo Holdings LLC, Term Loan B - First Lien
(SOFR 1 Month + 5.25% + 0.10% CSA, 1.00% Floor), 7.73%, 7/11/2025 (c)	2,492,878	2,363,049
Vaco Holdings LLC, Term Loan - First Lien
(SOFR 3 Month + 5.00% + 0.15% CSA, 0.75% Floor), 8.70%, 1/21/2029‡	1,985,000	1,935,375
Zenith American Holding, Inc. (Harbour Benefit Holding, Inc. / HPH-TH Holdings, LLC), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 7.50%, 12/13/2024‡ (b)(c)(e)	904,267	902,006
		11,695,005
Restaurants - 1.2%
Dave & Buster's, Inc., Term Loan 2022 - First Lien
(SOFR 1 Month + 5.00%, 0.50% Floor), 8.19%, 6/29/2029	2,000,000	1,953,750
Miller's Ale House, Inc., Term Loan - First Lien
(SOFR 3 Month + 4.75%), 7.18%, 5/30/2025	3,206,044	3,113,068
		5,066,818
Security & Alarm Services - 0.4%
SuperHero Fire Protection, LLC, Closing Date Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.25%, 1.00% Floor), 9.37%, 9/1/2026‡ (b)(c)(e)	1,136,348	1,119,303
SuperHero Fire Protection, LLC, Delayed Draw Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.25%, 1.00% Floor), 9.37%, 9/1/2026‡ (b)(c)(e)	346,957	341,752
SuperHero Fire Protection, LLC, Revolver - First Lien
(ICE LIBOR USD 3 Month + 6.25%, 1.00% Floor), 9.37%, 9/1/2026‡ (b)(e)	11,192	11,024
		1,472,079

See Notes to Consolidated Schedule of Investments.	(Continued)

11

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Soft Drinks - 0.7%
Pegasus BidCo BV (Refresco), (USD) Term Loan - First Lien
(SOFR 3 Month + 4.25%, 0.50% Floor), 6.98%, 7/12/2029	3,000,000	2,874,990

Specialized Consumer Services - 1.7%
LaserAway, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.75%, 0.75% Floor), 8.23%, 10/14/2027‡ (b)(c)(e)	2,679,750	2,679,750
OVG Business Services, LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.25%, 1.00% Floor), 9.34%, 11/20/2028‡ (b)(c)	4,765,055	4,455,326
		7,135,076
Specialized Finance - 2.9%
BCP Qualtek Merger Sub LLC (Qualtek), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.25%, 1.00% Floor), 9.06%, 7/18/2025‡ (b)	4,949,680	3,761,757
ECL Entertainment, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 7.50%, 0.75% Floor), 10.62%, 5/1/2028 (c)	1,976,580	1,961,756
iLending LLC, Term Loan - First Lien
(ICE LIBOR USD 1 Month + 6.00%, 1.00% Floor), 7.00%, 6/21/2026‡ (b)(c)(e)	1,167,949	1,167,949
Travelport Finance (Luxembourg) S.a r.l., Superpriority Term Loan - First Lien
(ICE LIBOR USD 3 Month + 1.50%, 1.00% Floor), 3.75%, 2/28/2025 (f)	5,188,226	5,138,738
		12,030,200
Specialty Chemicals - 1.3%
Iris Holding, Inc. (Intertape Polymer Group, Inc.), Term Loan - First Lien
(SOFR 3 Month + 4.75%, 0.50% Floor), 7.65%, 6/28/2028 (c)	3,000,000	2,766,000
RLG Holdings, LLC, Incremental Term Loan (9/22) - First Lien
(SOFR 3 Month + 5.00%), 7/20/2028‡ (d)	2,500,000	2,362,500
		5,128,500
Specialty Stores - 0.2%
TravelCenters of America, Inc., Initial Term Loan - First Lien
(ICE LIBOR USD 6 Month + 6.00%, 1.00% Floor), 9.84%, 12/14/2027 (b)(c)	985,000	943,137

Systems Software - 3.1%
Condor Merger Sub, Inc. (McAfee), Term Loan B - First Lien
(SOFR 1 Month + 3.75%, 0.50% Floor), 6.36%, 2/2/2029	2,992,500	2,737,599
Idera, Inc., 2021 Refinancing Loan - Second Lien
(ICE LIBOR USD 1 Month + 6.75%), 10.50%, 3/2/2029‡	2,000,000	1,820,000
McAfee Enterprise (Magenta Buyer LLC), Initial Term Loan - Second Lien
(ICE LIBOR USD 1 Month + 8.25%, 0.75% Floor), 11.37%, 7/27/2029‡ (c)	2,000,000	1,846,660
McAfee Enterprise (Magenta Buyer LLC), Term Loan - 2021 - First Lien
(ICE LIBOR USD 1 Month + 4.75%, 0.75% Floor), 7.87%, 7/27/2028 (c)	2,339,631	2,119,706
RSA Security LLC (Redstone), Term Loan (New Tranche) - Second Lien
(ICE LIBOR USD 3 Month + 7.75%, 0.75% Floor), 10.52%, 4/27/2029	5,000,000	4,003,150
		12,527,115
Technology Hardware, Storage & Peripherals - 0.9%
TouchTunes (TA TT Buyer), Term Loan - First Lien
(SOFR 6 Month + 5.00%, 0.50% Floor), 8.98%, 4/2/2029	4,000,000	3,853,340

Textiles - 0.8%
International Textile Group, Inc., Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.00%), 8.49%, 5/1/2024	4,254,700	3,318,666

See Notes to Consolidated Schedule of Investments.	(Continued)

12

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Tires & Rubber - 0.6%
The Carlstar Group, Term Loan - First Lien
(SOFR 1 Month + 6.50%), 9.25%, 7/8/2027‡ (b)(c)(e)	2,476,190	2,426,667

Trading Companies & Distributors - 2.1%
Apex Service Partners, LLC, Ninth Amendment Incremental DDTL (07/21) - First Lien
(ICE LIBOR USD 6 Month + 5.25%, 1.00% Floor), 6.94%, 7/31/2025‡ (b)(c)(e)	792,652	792,652
Apex Service Partners, LLC, Ninth Amendment Incremental Term Loan (07/21) - First Lien
(ICE LIBOR USD 3 Month + 5.25%, 1.00% Floor), 9.42%, 7/31/2025‡ (b)(c)(e)	528,000	528,000
Apex Service Partners, LLC, Revolver - First Lien
(ICE LIBOR USD 6 Month + 5.25%, 1.00% Floor), 6.25%, 7/31/2024‡ (b)(e)	497	497
FloWorks International LLC, Term Loan B - First Lien
(SOFR 3 Month + 5.75%, 0.50% Floor), 8.48%, 12/27/2028‡ (b)	2,992,500	2,783,025
Parts Town (PT Intermediate Holdings III LLC), Term Loan - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 9.17%, 10/15/2025‡ (b)	2,977,500	2,914,228
Parts Town (PT Intermediate Holdings III LLC), TL - First Lien
(ICE LIBOR USD 3 Month + 5.50%, 1.00% Floor), 9.17%, 11/1/2028‡ (b)	1,492,500	1,460,785
		8,479,187
Trucking - 3.0%
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan - First Lien
(SOFR 3 Month + 6.00%, 1.00% Floor), 8.73%, 5/3/2025‡ (b)(c)(e)	3,296,788	3,296,788
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan - First Lien
(SOFR 3 Month + 6.50%, 1.00% Floor), 9.43%, 5/3/2025‡ (b)(c)(e)	623,790	623,790
A&R Logistics Holdings, Inc., Tranche 10 Incremental Term Loan - First Lien
(SOFR 3 Month + 6.50%, 1.00% Floor), 9.23%, 5/3/2025‡ (b)(c)(e)	708,651	708,651
First Student Bidco, Inc. (First Transit Parent, Inc.), Incremental Term Loan B 2022 - First Lien
(SOFR 3 Month + 4.00%, 0.50% Floor), 7.65%, 7/21/2028	2,805,195	2,670,209
First Student Bidco, Inc. (First Transit Parent, Inc.), Incremental Term Loan C - First Lien
(SOFR 3 Month + 4.00%, 0.50% Floor), 7.65%, 7/21/2028	194,805	185,431
Stonepeak Taurus Lower Holdings LLC (TRAC), Term Loan - Second Lien
(SOFR 3 Month + 7.00%, 0.50% Floor), 10.65%, 1/28/2030‡	5,000,000	4,675,000
		12,159,869
Wireless Telecommunication Services - 1.4%
CCI Buyer, Inc. (Consumer Cellular), Initial Term Loan - First Lien
(SOFR 3 Month + 4.00%, 0.75% Floor), 7.55%, 12/17/2027	4,974,747	4,702,380
NWN Parent Holdings LLC, Term Loan - First Lien
(ICE LIBOR USD 3 Month + 6.50%, 1.00% Floor), 9.37%, 5/7/2026‡ (b)(c)(e)	979,610	925,731
		5,628,111
TOTAL SENIOR LOANS (Cost $472,465,205)		450,176,382

CORPORATE BONDS - 5.1%

Airlines - 0.5%
American Airlines, Inc.
5.50%, 4/20/2026 (g)	1,000,000	939,170
5.75%, 4/20/2029 (g)	1,000,000	872,500
		1,811,670
Chemicals - 0.5%
Vibrantz Technologies, Inc.
9.00%, 2/15/2030 (g)	3,000,000	1,952,091

Containers & Packaging - 1.3%
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/2025 (g)	6,000,000	5,278,020

Diversified Consumer Services - 0.1%
WW International, Inc.
4.50%, 4/15/2029 (g)	1,000,000	522,586

See Notes to Consolidated Schedule of Investments.	(Continued)

13

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Investments	Principal Amount ($)	Value ($)
Diversified Financial Services - 0.2%
Armor Holdco, Inc.
8.50%, 11/15/2029 (g)	1,000,000	796,339

Entertainment - 0.4%
Allen Media LLC
10.50%, 2/15/2028 (g)	3,000,000	1,485,000

Media - 0.2%
Univision Communications, Inc.
7.38%, 6/30/2030 (g)	1,000,000	954,295

Real Estate Management & Development - 0.5%
WeWork Cos. LLC
5.00%, 7/10/2025 (g)	200,000	116,033
WeWork Cos., Inc.
7.88%, 5/1/2025 (g)	3,000,000	2,077,794
		2,193,827
Road & Rail - 0.2%
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029 (g)	1,000,000	729,233

Software - 1.1%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (g)	1,000,000	790,570
Condor Merger Sub, Inc.
7.38%, 2/15/2030 (g)	2,000,000	1,635,130
Rocket Software, Inc.
6.50%, 2/15/2029 (g)	3,000,000	2,220,000
		4,645,700
Specialty Retail - 0.1%
Magic Mergeco, Inc. (The)
7.88%, 5/1/2029 (g)	1,000,000	577,380

TOTAL CORPORATE BONDS (Cost $27,652,178)		20,946,141

Investments	Shares	Value ($)
COMMON STOCKS - 0.0% (h)

Electric Utilities - 0.0% (h)
Frontera Generation Holdings LLC*‡	62,500	1,563

Transportation Infrastructure - 0.0% (h)
Limetree Bay Cayman Ltd.*‡ (e)	1,430	14

TOTAL COMMON STOCKS (Cost $–)		1,577

SHORT-TERM INVESTMENTS - 5.1%

INVESTMENT COMPANIES - 5.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 2.75%, (i)
(Cost $20,891,586)	20,891,586	20,891,586

Total Investments - 120.6% (Cost $521,008,969)		492,015,686
Credit Facility — (26.1%) (Cost $106,500,000)		(106,500,000)
Other assets less liabilities -5.5%		22,431,115
Net Assets - 100.0%		407,946,801

See Notes to Consolidated Schedule of Investments.	(Continued)

14

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, sometimes subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are LIBOR (the rate that contributor banks in London charge each other for interbank deposits), SOFR (a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market), and the prime rate offered by one or more major U.S. banks (“Prime”). LIBOR, SOFR and Prime were utilized as benchmark lending rates for the senior loans at September 30, 2022. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end.
(b)	Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act.
(c)	The Credit Facility is secured by a lien on all or a portion of the security.
(d)	All or a portion of this position has not yet settled as of September 30, 2022. The Fund will not accrue interest on its Senior Loans until the settlement date at which point LIBOR, SOFR or Prime will be established.
(e)	Security fair valued as of September 30, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2022 amounted to $144,709,647, which represents approximately 35.47% of net assets of the Fund.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at September 30, 2022 amounted to $20,946,141, which represents approximately 5.13% of net assets of the Fund.
(h)	Represents less than 0.05% of net assets.
(i)	Represents 7-day effective yield as of September 30, 2022.

Abbreviations
CSA	Credit Spread Adjustment
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

15

First Eagle Credit Opportunities Fund
Consolidated Schedule of Investments
September 30, 2022 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Advertising	1.8%
Aerospace & Defense	1.6
Agricultural & Farm Machinery	0.3
Air Freight & Logistics	1.8
Airlines	2.2
Alternative Carriers	0.9
Apparel, Accessories & Luxury Goods	0.9
Application Software	6.9
Asset Management & Custody Banks	2.0
Auto Parts & Equipment	0.7
Brewers	0.4
Broadcasting	1.1
Casinos & Gaming	2.3
Chemicals	0.5
Commercial Printing	0.6
Commodity Chemicals	1.1
Communications Equipment	1.1
Construction Materials	1.6
Construction & Engineering	1.3
Consumer Finance	1.0
Containers & Packaging	1.3
Distributors	0.8
Diversified Capital Markets	0.4
Diversified Chemicals	0.5
Diversified Consumer Services	0.1
Diversified Financial Services	0.2
Diversified Metals & Mining	0.8
Diversified Support Services	1.6
Education Services	0.7
Electric Utilities	0.0	*
Electronic Equipment & Instruments	0.9
Electronic Manufacturing Services	1.0
Entertainment	0.4
Environmental & Facilities Services	0.8
Health Care	0.7
Health Care Facilities	0.7
Health Care Services	9.9
Health Care Supplies	0.9
Health Care Technology	2.2
Heavy Electrical Equipment	0.7
Home Furnishings	0.3
Hotels, Resorts & Cruise Lines	3.7
Household Products	0.5
Human Resource & Employment Services	1.5
Industrial Machinery	1.3
Insurance Brokers	2.1
Interactive Media & Services	1.3
Internet & Direct Marketing Retail	2.5
Internet Services & Infrastructure	0.6
IT Consulting & Other Services	5.5
Leisure Facilities	0.8
Leisure Products	0.8
Life Sciences Tools & Services	0.6
Managed Health Care	0.5
Marine Ports & Services	0.2
Media	0.2
Metal & Glass Containers	0.4
Movies & Entertainment	1.1
Multi-Sector Holdings	1.1
Packaged Foods & Meats	1.7
Paper Packaging	0.8
Paper Products	1.2
Personal Products	3.0
Pharmaceuticals	2.2
Real Estate Management & Development	0.5
Real Estate Services	1.8
Research & Consulting Services	2.9
Restaurants	1.2
Road & Rail	0.2
Security & Alarm Services	0.4
Soft Drinks	0.7
Software	1.1
Specialized Consumer Services	1.7
Specialized Finance	2.9
Specialty Chemicals	1.3
Specialty Retail	0.1
Specialty Stores	0.2
Systems Software	3.1
Technology Hardware, Storage & Peripherals	0.9
Textiles	0.8
Tires & Rubber	0.6
Trading Companies & Distributors	2.1
Transportation Infrastructure	0.0	*
Trucking	3.0
Wireless Telecommunication Services	1.4
Short-Term Investments	5.1
Total Investments	120.6%

See Notes to Consolidated Schedule of Investments.	(Continued)

16

First Eagle Credit Opportunities Fund

Notes to Consolidated Schedule of Investments (unaudited)

Note 1 — Organization

First Eagle Credit Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) that continuously offers its shares of beneficial interest (the “Common Shares”), and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on July 8, 2020, pursuant to a Declaration of Trust governed by the laws of the State of Delaware as amended and restated by the Amended and Restated Declaration of Trust, dated as of September 4, 2020.

The Fund’s primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objective by investing in a portfolio of a variety of credit asset classes. The Fund will invest, under normal market conditions, at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes), in a credit portfolio of below investment grade credit assets including syndicated bank loans, middle market “club” loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally does not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds (commonly referred to as “junk” bonds).

The Fund currently offers three classes of Common Shares: Class A Shares, Class A-2 Shares and Class I Shares. The Fund has been granted exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the “Adviser”) is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”). A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company, is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by Blackstone Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

First Eagle Alternative Credit, LLC (the “Subadviser”), in its capacity as the alternative credit group of the Adviser, serves as the Fund’s investment subadviser. The Subadviser is an investment adviser for both direct lending and broadly syndicated investments, through public and private vehicles, collateralized loan obligations, separately managed accounts and commingled funds. The Subadviser was formed in 2009 under the name THL Credit Advisors LLC. In January 2020, the Subadviser was acquired by the Adviser and is a wholly-owned subsidiary of the Adviser.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the “FASB”) Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)	Investments in Subsidiaries — The First Eagle Credit Opportunities Fund SPV, LLC (the “SPV”), established on January 11, 2021, is a wholly-owned Delaware limited liability company, which functions as the Fund’s special purpose, bankruptcy-remote, financing subsidiary. The consolidated financial statements include the accounts of the Fund and the SPV. All intercompany transactions and balances have been eliminated. As of September 30, 2022, the SPV has $109,026,156 in net assets, representing 26.78% of the Fund’s net assets.

b)	Investment Valuation — The Fund’s net asset value (“NAV”) per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading.

Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Fund’s Board of Trustees (the “Board”) has adopted methods for determining the fair value of such securities and other assets.

The Fund’s securities are valued by various methods, as described below:

Senior Loans refers to Loans and Assignments, Bank Loans, Direct Lending and Middle Market “Club” Loans. Senior Loans are primarily valued by using a composite loan price at the mean of the bid and ask prices from an approved pricing service. Investments, including Direct Loans, which are in their early stages of a private investment are generally fair valued at their cost which approximates market value and are monitored by the Adviser and the Subadviser (individually or collectively referred to as “First Eagle Management”) for any significant positive or negative events that would impact valuation of the investment.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. First Eagle Management’s Oversight Committee, at least annually, will review the pricing service’s inputs, methods, models, assumptions for its evaluated prices.

Non-exchange traded equity securities may be valued at prices supplied by the Fund’s pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities. If broker quotes are unavailable then the equity will be fair valued pursuant to procedures adopted by the Board.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued pursuant to procedures adopted by the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of the investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The two primary significant unobservable inputs used in the fair value measurement of the Fund’s debt investments is the weighted average cost of capital, or WACC, and the comparative yield. Significant increases (decreases) in the WACC or in the comparative yield in isolation would result in a significantly lower (higher) fair value measurement. In determining the WACC, for the income, or yield approach, the Fund considers current market yields and multiples, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate WACC to use in the income approach. In determining the comparative yield, for the income, or yield approach, the Fund considers current market yields and multiples, weighted average cost of capital, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis.

The primary significant unobservable input used in the fair value measurement of the Fund’s equity investments, investments in warrants, and other debt investments using a market approach is the EBITDA multiple adjusted by management for differences between the investment and referenced comparables, or the multiple. Significant increases (decreases) in the multiple in isolation would result in a significantly higher (lower) fair value measurement. To determine the multiple for the market approach, the Fund considers current market trading and/or transaction multiples, portfolio company performance (financial ratios) relative to public and private peer companies and leverage levels, among other factors. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate multiple to use in the market approach.

Fair valuation of securities, other financial instruments or other assets (collectively, “securities”) held by the Fund shall be determined in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Board Valuation, Liquidity and Allocations Committee oversee the execution of the valuation and allocation procedures for the Fund. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Effective September 8, 2022, and in accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the Fund’s fair value determinations. The Adviser’s fair valuation process is subject to Board oversight and certain reporting and other requirements and the Fund’s fair valuation policy has been revised to incorporate changes required by Rule 2a-5.

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of September 30, 2022:

First Eagle Credit Opportunities Fund

Description	Level 1	Level 2	Level 3‡	Total
Assets
Common Stocks†	$–	$–	$1,577	$1,577
Corporate Bonds†	–	20,946,141	–	20,946,141
Senior Loans
Advertising	–	7,354,416	–	7,354,416
Aerospace & Defense	–	–	6,615,111	6,615,111
Agricultural & Farm Machinery	–	–	1,091,551	1,091,551
Air Freight & Logistics	–	909,562	6,351,286	7,260,848
Airlines	–	7,105,800	–	7,105,800
Alternative Carriers	–	3,614,470	–	3,614,470
Apparel, Accessories & Luxury Goods	–	–	3,710,751	3,710,751
Application Software	–	15,344,538	12,921,604	28,266,142
Asset Management & Custody Banks	–	–	8,337,626	8,337,626
Auto Parts & Equipment	–	–	3,004,900	3,004,900
Brewers	–	1,568,747	–	1,568,747
Broadcasting	–	4,344,995	–	4,344,995
Casinos & Gaming	–	3,747,172	5,723,501	9,470,673
Commercial Printing	–	2,540,549	–	2,540,549
Commodity Chemicals	–	–	4,690,438	4,690,438
Communications Equipment	–	4,352,320	–	4,352,320
Construction Materials	–	6,660,917	–	6,660,917
Construction & Engineering	–	–	5,129,976	5,129,976
Consumer Finance	–	–	3,911,885	3,911,885
Distributors	–	3,405,616	–	3,405,616
Diversified Capital Markets	–	–	1,555,522	1,555,522
Diversified Chemicals	–	1,865,650	–	1,865,650
Diversified Metals & Mining	–	2,859,620	250,433	3,110,053
Diversified Support Services	–	–	6,328,229	6,328,229
Education Services	–	–	2,777,848	2,777,848
Electronic Equipment & Instruments	–	3,639,101	–	3,639,101
Electronic Manufacturing Services	–	–	3,886,621	3,886,621
Environmental & Facilities Services	–	–	3,341,679	3,341,679
Health Care	–	–	2,906,810	2,906,810
Health Care Facilities	–	–	2,787,017	2,787,017
Health Care Services	–	5,388,697	35,159,982	40,548,679
Health Care Supplies	–	3,557,583	–	3,557,583
Health Care Technology	–	4,275,367	4,822,083	9,097,450
Heavy Electrical Equipment	–	–	2,769,525	2,769,525
Home Furnishings	–	1,024,616	–	1,024,616
Hotels, Resorts & Cruise Lines	–	12,484,601	2,690,579	15,175,180
Household Products	–	–	1,899,175	1,899,175
Human Resource & Employment Services	–	4,702,459	1,493,575	6,196,034
Industrial Machinery	–	4,950,557	476,563	5,427,120
Insurance Brokers	–	–	8,434,328	8,434,328
Interactive Media & Services	–	–	5,419,154	5,419,154
Internet & Direct Marketing Retail	–	7,009,087	3,030,769	10,039,856
Internet Services & Infrastructure	–	–	2,264,061	2,264,061
IT Consulting & Other Services	–	7,241,104	15,160,911	22,402,015

Description	Level 1	Level 2	Level 3‡	Total
Leisure Facilities	$–	$–	$3,091,829	$3,091,829
Leisure Products	–	3,448,059	–	3,448,059
Life Sciences Tools & Services	–	–	2,325,364	2,325,364
Managed Health Care	–	–	2,112,863	2,112,863
Marine Ports & Services	–	764,449	–	764,449
Metal & Glass Containers	–	–	1,678,443	1,678,443
Movies & Entertainment	–	4,577,645	–	4,577,645
Multi-Sector Holdings	–	4,374,297	–	4,374,297
Packaged Foods & Meats	–	5,435,256	1,619,359	7,054,615
Paper Packaging	–	–	3,356,544	3,356,544
Paper Products	–	–	4,875,500	4,875,500
Personal Products	–	4,795,218	7,440,325	12,235,543
Pharmaceuticals	–	4,938,612	4,190,419	9,129,031
Real Estate Services	–	2,764,317	4,758,086	7,522,403
Research & Consulting Services	–	2,363,049	9,331,956	11,695,005
Restaurants	–	5,066,818	–	5,066,818
Security & Alarm Services	–	–	1,472,079	1,472,079
Soft Drinks	–	2,874,990	–	2,874,990
Specialized Consumer Services	–	–	7,135,076	7,135,076
Specialized Finance	–	7,100,494	4,929,706	12,030,200
Specialty Chemicals	–	2,766,000	2,362,500	5,128,500
Specialty Stores	–	943,137	–	943,137
Systems Software	–	8,860,455	3,666,660	12,527,115
Technology Hardware, Storage & Peripherals	–	3,853,340	–	3,853,340
Textiles	–	3,318,666	–	3,318,666
Tires & Rubber	–	–	2,426,667	2,426,667
Trading Companies & Distributors	–	–	8,479,187	8,479,187
Trucking	–	2,855,640	9,304,229	12,159,869
Wireless Telecommunication Services	–	4,702,380	925,731	5,628,111
Total Senior Loans	–	195,750,366	254,426,016	450,176,382
Short-Term Investments
Investment Companies	20,891,586	–	–	20,891,586
Unfunded Commitments*	–	–	(19,973)	(19,973)
Total Assets	$20,891,586	$216,696,507	$254,407,620	$491,995,713

†	See Consolidated Schedule of Investments for additional detailed categorizations.
*	Unfunded commitments are presented at net unrealized appreciation(depreciation).
‡	Value determined using significant unobservable inputs.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Senior Loans	Unfunded Commitments*	Total
Beginning Balance —market value	$46,875	$157,001,067	$(23,290)	$157,024,652
Purchases(1)	—	70,703,401	—	70,703,401
Sales(2)	—	34,855,979	—	34,855,979
Transfer In — Level 3	—	3,434,339	—	3,434,339
Transfer Out — Level 3	—	(3,022,500)	—	(3,022,500)
Accrued discounts/ (premiums)	—	403,660	—	403,660
Realized Gains (Losses)	—	88,386	—	88,386
Change in Unrealized Appreciation (Depreciation)	(45,298)	(9,038,316)	3,317	(9,080,297)
Ending Balance — market value	$1,577	$254,426,016	$(19,973)	$254,407,620
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(45,298)	$(8,722,533)	$3,317	$(8,764,514)

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
*	Unfunded commitments are presented at net unrealized appreciation (depreciation).

Investments were transferred into Level 3 during the period ended September 30, 2022 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser.

Investments were transferred out of Level 3 during the period ended September 30, 2022 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

The following is a summary of the Fund’s valuation techniques and significant amounts of unobservable inputs used in the Fund’s Level 3 securities as of September 30, 2022:

Investment Type	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs (a)
Common Stocks	1,577	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
	1,577

Senior Loans	118,984,772	Discounted Cash Flow (Income Approach)	Comparable Yield	8.78-12.85 (10.05)	Decrease
	10,795,522	Liquidation	Collateral Value	40.2-2573.8 (795.8)	Increase
	124,645,722	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
	254,426,016

Unfunded Commitment*	(14,909)	Discounted Cash Flow (Income Approach)	Comparable Yield	8.78-12.4 (9.71)	Decrease
	774	Liquidation	Collateral Value	227.9-227.9 (227.9)	Increase
	(5,838)	Third-Party Vendor Pricing Service	Broker Quotes	N/A	Increase
	(19,973)

Note:

* Unfunded commitments are presented at net unrealized appreciation (depreciation).

(a) This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination.

c)	New Accounting Pronouncements — In March 2020, the FASB issued Accounting Standard Update (“ASU”) 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

In March 2022, the FASB issued ASU 2022-02, “Financial Instruments Credit Losses (Topic 326)”, which is intended to address issues identified during the post implementation review of ASU 2016-3, “Financial Instruments Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendment, among other things, eliminates the accounting guidance for troubled debt restructurings by creditors in Subtopic 310-40, “Receivables Troubled Debt Restructurings by Creditors”, while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. The new guidance is effective for interim and annual periods beginning after December 15, 2022. The Management is currently evaluating the impact of the new standard, but does not anticipate the new standard to have a material impact to the consolidated financial statements and related disclosures.

In June 2022, FASB issued Accounting Standards Update (“ASU”) 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. The Fund is currently evaluating the impact, if any, of applying this new standard.

Note 3 — Securities and Other Investments

The Fund’s portfolio primarily consists of some combination of the following types of investments:

Syndicated Loans — Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank’s, or lead arranger’s, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments.

When all or a portion of a loan held by the Fund has not yet settled, the Fund does not accrue interest on such a loan until the settlement date at which point LIBOR, SOFR or Prime will be established.

Middle Market “Club” Loans — Middle market “club” loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market “club” loans are distinct from customary direct lending loans described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a “club” of unaffiliated lenders. Middle market “club” loans held by the Fund will consist of first lien senior secured loans.

Direct Lending — The Fund may invest in sponsor-backed, first lien senior secured directly originated loans (including “unitranche” loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle-market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans — Asset-based loans are loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) where by the underlying loan will be underwritten by the value of the collateral. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High Yield Bonds — The Fund may invest in high-yield bonds, which are securities rated below “Baa3” by Moody’s, lower than “BBB-” by S&P and/or lower than “BBB-” by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, commonly referred to as “junk bonds.” Such securities are predominately speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of S&P represent its opinion as to the credit quality of the securities it undertakes to rate. It should be emphasized, however, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Fund depends on credit analysis to identify investment opportunities.

Note 4 — Unfunded Commitment/Delayed Draw Loan Commitment

As of September 30, 2022, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

			Net Unrealized
			Appreciaton
Loan	Principal Amount	Value	(Depreciation)
A&A Global Imports, LLC, Revolving Loan - First Lien	13,726	13,588	83
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan - First Lien	476,191	476,191	9,524
Alpine SG, LLC (ASG), Revolving Credit Commitment - First Lien	105,232	103,390	(263)
Alpine X, Revolver - First Lien	134,171	132,830	933
Apex Service Partners, LLC, Revolver - First Lien	43,621	43,621	605
Anne Arundel Dermatology Management, LLC, DDTL C - First Lien	581,450	569,821	(6,905)
Apex Analytix, Inc. (Montana Buyer, Inc.), First Lien Revolver - First Lien	304,348	298,261	-
AppHub, Delayed Draw Term Loan - First Lien	933,486	928,818	-
AppHub, Revolver - First Lien	103,013	101,468	-
Archer Systems, LLC, Revolver - First Lien	591,667	584,271	-
Automated Control Concepts, Inc., Revolver - First Lien	416,667	408,333	(2,083)
Bandon Fitness Texas, Inc., Delayed Draw Term Loan - First Lien	1,245,969	1,227,279	(9,345)
Bandon Fitness Texas, Inc., Revolver - First Lien	141,688	139,563	-
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan - First Lien	1,228,413	1,209,987	(12,284)
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolver - First Lien	662,501	652,564	-
Boston Clincial Trials LLC (Alcanza Clinical Research), Delayed Draw - First Lien	375,000	371,250	(1,875)
Boston Clincial Trials LLC (Alcanza Clinical Research), Revolver - First Lien	187,500	185,625	937
CC Amulet Management, LLC (Children’s Choice), 2021 Delayed Draw Term Loan_ - First Lien	307,436	301,287	(4,612)
CC Amulet Management, LLC (Children’s Choice), 2021 Revolver - First Lien	12,675	12,422	(63)
Certify, Inc., Fourth Amendment Delayed Draw Term Loan - First Lien	600,000	600,000	6,000
Community Based Care Acquisition, Inc., Delayed Draw Term Loan - First Lien	46,280	45,818	(54)
Community Based Care Acquisition, Inc., Delayed Draw Tranche B - First Lien	1,000,000	987,500	7,500
Community Based Care Acquisition, Inc., Revolver - First Lien	365,854	362,195	(878)
ConvenientMD (CMD Intermediate Holdings, Inc.), Initial Delayed Draw Term Loan - First Lien	546,875	546,875	2,734
ConvenientMD (CMD Intermediate Holdings, Inc.), Revolving Credit Facility - First Lien	50,000	50,000	750
Danforth Buyer, Inc., Revolver - First Lien	208,333	205,208	-
Dermatology Intermediate Holdings III, Inc. (Forefront), Delayed Draw - First Lien	181,636	173,462	(4,541)
Eliassen Group, LLC, 2022 Delayed Draw Term Loan - First Lien	472,222	465,139	(5,903)
Epic Staffing Group (Cirrus) (Tempus), Delayed Draw - First Lien	697,674	666,279	10,465
Evergreen Services Group II LLC (Cedar/Pine), Delayed Draw Term Loan - First Lien	33,019	32,689	165
Evergreen Services Group II LLC (Cedar/Pine), Delayed Draw Term Loan A - First Lien	1,428,571	1,414,286	14,286
Evergreen Services Group II LLC (Cedar/Pine), Revolving Credit Loan - First Lien	26,738	26,471	134
iLending LLC, Revolver - First Lien	35,036	35,036	525
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan - First Lien	1,219,880	1,204,631	(3,050)
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolver - First Lien	487,952	481,852	3,660
Lighthouse Behavioral Health Solutions, Delayed Draw Term Loan - First Lien	1,206,107	1,188,015	-
Lighthouse Behavioral Health Solutions, Revolver - First Lien	458,015	451,145	-
Lighthouse Lab Services (LMSI Buyer, LLC), Delayed Draw Term Loan - First Lien	198,457	196,472	(1,985)
Lighthouse Lab Services (LMSI Buyer, LLC), Revolver - First Lien	334,728	331,381	1,674
NAC Holding Corporation (National Auto Care/Jaguar), DDTL D - First Lien	1,134,091	1,131,256	5,670
Newcleus, LLC, Delayed Draw - First Lien	264,972	260,335	(2,652)
Newcleus, LLC, Revolver - First Lien	34,803	34,194	(88)
Oak Point Partners, LLC, Revolver - First Lien	292,659	289,732	1,463
Omni Intermediate Holdings, LLC (Omni Logistics), Delayed Draw Term Loan 2 - First Lien	195,431	192,500	(977)
Orion Group Holdco, LLC, Delayed Draw Term Loan - First Lien	299,145	293,162	(2,991)
Point Quest Acquisition LLC, Revolver - First Lien	452,381	445,595	(1)
Reich & Tang Deposits Network, Delayed Draw Term Loan - First Lien	860,691	847,781	-
R-Pac International Corp (Project Radio), Revolver - First Lien	621,891	609,453	(98)
Sequoia Consulting Group, LLC, Revolver - First Lien	590,164	584,262	2,951
Socius Insurance Services, Inc., Delayed Draw - First Lien	767,544	759,869	-
SuperHero Fire Protection, LLC, Revolver - First Lien	20,785	20,473	-
Technology Partners, LLC (Imagine Software), Delayed Draw Term Loan - First Lien	518,618	505,653	(7,779)
Technology Partners, LLC (Imagine Software), Revolver - First Lien	373,405	364,070	(1,867)
The Carlstar Group, ABL Revolver - First Lien	619,048	606,667	774
TMA Buyer, LLC, Delayed Draw - First Lien	468,117	459,925	(5,851)
TMA Buyer, LLC, Revolver - First Lien	153,986	151,291	(385)
Tricor, LLC, Delayed Draw Term Loan - First Lien	795,494	781,573	(7,954)
Tricor, LLC, Revolver - First Lien	173,077	170,048	(433)
TriStrux, LLC, Delayed Draw Term Loan - First Lien	160,874	156,852	(2,815)
TriStrux, LLC, Revolver - First Lien	185,005	180,380	(3,074)
			$(19,973)

Delayed draw loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policy.